STOCK OPTION PLAN	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
STOCK OPTION PLAN [Abstract]
STOCK OPTION PLAN

NOTE 14 - STOCK OPTION PLAN

In August 2012, the Board of Directors adopted the 2012 Equity Compensation Plan (the "Plan") for directors, officers and employees that provides for non-qualified and incentive stock options to be issued enabling holders thereof to purchase common shares of the Company at exercise prices determined by the Company's Board of Directors.

The purpose of the Plan is to advance the Company's interests and those of its stockholders by providing a means of attracting and retaining key employees, directors and consultants. In order to serve this purpose, the Company believes the Plan encourages and enables key employees, directors and consultants to participate in its future prosperity and growth by providing them with incentives and compensation based on its performance, development and financial success. Participants in the Plan may include the Company's officers, directors, other key employees and consultants who have responsibilities affecting our management, development or financial success.

Awards may be made under the Plan in the form of Plan options, shares of the Company's common stock subject to a vesting schedule based upon certain performance objectives ("Performance Shares") and shares subject to a vesting schedule based on the recipient's continued employment ("restricted shares"). Plan options may either be options qualifying as incentive stock options under Section 422 of the Internal Revenue Code of 1986, as amended or options that do not so qualify. Any incentive stock option granted under the Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of such grant, but the exercise price of any incentive option granted to an eligible employee owning more than 10% of our common stock must be at least 110% of such fair market value as determined on the date of the grant. Only persons who are officers or other key employees are eligible to receive incentive stock options and performance share grants. Any non-qualified stock option granted under the Plan must provide for an exercise price of not less than 50% of the fair market value of the underlying shares on the date of such grant.

The term of each Plan option and the manner in which it may be exercised is determined by the Board of Directors, provided that no Plan option may be exercisable more than three years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the Company's common stock, no more than five years after the date of the grant. The exercise price of the stock options may be paid in either cash, or delivery of unrestricted shares of common stock having a fair market value on the date of delivery equal to the exercise price, or surrender of shares of common stock subject to the stock option which has a fair market value equal to the total exercise price at the time of exercise, or a combination of the foregoing methods.

The fair value of stock options granted was estimated at the date of grant using the Black-Scholes options pricing model. The Company used the following assumptions for determining the fair value of options granted under the Black-Scholes option pricing model:

	December 31,
	2012	2011
Expected volatility	36% - 278%	N/A
Expected term	1 - 36 months	N/A
Risk-free interest rate	0.72%	N/A
Forfeiture Rate	0% - 45%	N/A
Expected dividend yield	0.00%	N/A

The expected volatility was determined with reference to the historical volatility of the Company's stock. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury rate in effect at the time of grant.

For the three months ended December 31, 2012, total stock-based compensation charged to operations for option-based arrangements amounted to $77,411. At December 31, 2012, there was approximately $279,210 of total unrecognized compensation expense related to non-vested option-based compensation arrangements under the Plan.

A summary of the status of the Company's outstanding stock options as of December 31, 2012 and changes during the period ending on that date is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance outstanding at September 30, 2012	8,353,185	$0.077	3.78	$45,409
Granted	13,288,785	0.074	-	-
Exercised	(13,050,000)	0.074	-	-
Forfeited	-	-	-	-
Balance outstanding at December 31, 2012	8,591,970	$0.077	3.85	$31,437

NOTE 13 - STOCK OPTION PLAN

In August 2000, the Board of Directors adopted the 2000 Management and Director Equity Incentive and Compensation Plan (the "Plan") for directors, officers and employees that provides for non-qualified and incentive stock options to be issued enabling holders thereof to purchase common shares of our stock at exercise prices determined by our Board of Directors. The Plan was approved by our stockholders in August 2001, and the Plan terminated in August, 2010.

The purpose of this Plan was to advance our interests and those of its stockholders by providing a means of attracting and retaining key employees, directors and consultants. Participants in the Plan included our officers, directors, other key employees and consultants who had responsibilities affecting our management, development or financial success.

Awards may have been made under the Plan in the form of Plan options, shares of our common stock subject to a vesting schedule based upon certain performance objectives ("Performance Shares") and shares subject to a vesting schedule based on the recipient's continued employment ("restricted shares"). Plan options could have either been options qualifying as incentive stock options under Section 422 of the Internal Revenue Code of 1986, as amended or options that do not so qualify. Any incentive stock option granted under the Plan had to provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of such grant, but the exercise price of any incentive option granted to an eligible employee owning more than 10% of our common stock had to be at least 110% of such fair market value as determined on the date of the grant. Only persons who were officers or other key employees are eligible to receive incentive stock options and performance share grants. Any non-qualified stock option granted under the Plan had to provide for an exercise price of not less than 50% of the fair market value of the underlying shares on the date of such grant.

As amended in fiscal 2011, the Plan permitted the grant of options and shares for up to 60,000,000 shares of our common stock.

The term of each Plan option and the manner in which it may have been exercised was determined by the Board of Directors, provided that no Plan option could be exercisable more than three years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of our common stock, no more than five years after the date of the grant. The exercise price of the stock options could be paid in either cash, or delivery of unrestricted shares of common stock having a fair market value on the date of delivery equal to the exercise price, or by surrender of shares of common stock subject to the stock option which had a fair market value equal to the total exercise price at the time of exercise, or a combination of the foregoing methods.

In August 2012, the Board of Directors adopted the 2012 Equity Compensation Plan (the "2012 Plan") for directors, officers and employees that provides for non-qualified and incentive stock options to be issued enabling holders thereof to purchase common shares of our stock at exercise prices determined by our Board of Directors.

The purpose of the 2012 Plan is to advance our interests and those of its stockholders by providing a means of attracting and retaining key employees, directors and consultants. In order to serve this purpose, we believe the 2012 Plan encourages and enables key employees, directors and consultants to participate in its future prosperity and growth by providing them with incentives and compensation based on its performance, development and financial success. Participants in the Plan may include our officers, directors, other key employees and consultants who have responsibilities affecting our management, development or financial success.

Awards may be made under the 2012 Plan in the form of plan options, shares of our common stock subject to a vesting schedule based upon certain performance objectives ("Performance Shares") and shares subject to a vesting schedule based on the recipient's continued employment ("restricted shares"). Plan options may either be options qualifying as incentive stock options under Section 422 of the Internal Revenue Code of 1986, as amended or options that do not so qualify. Any incentive stock option granted under the 2012 Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of such grant, but the exercise price of any incentive option granted to an eligible employee owning more than 10% of our common stock must be at least 110% of such fair market value as determined on the date of the grant. Only persons who are officers or other key employees are eligible to receive incentive stock options and performance share grants. Any non-qualified stock option granted under the 2012 Plan must provide for an exercise price of not less than 50% of the fair market value of the underlying shares on the date of such grant.

The 2012 Plan permits the grant of options and shares for up to 25,000,000 shares of our common stock. The 2012 Plan terminates 10 years from the date of the 2012 Plan's adoption by our stockholders.

The term of each 2012 Plan option and the manner in which it may be exercised is determined by the Board of Directors, provided that no 2012 Plan option may be exercisable more than three years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of our common stock, no more than five years after the date of the grant. The exercise price of the stock options may be paid in either cash, or delivery of unrestricted shares of common stock having a fair market value on the date of delivery equal to the exercise price, or surrender of shares of common stock subject to the stock option which has a fair market value equal to the total exercise price at the time of exercise, or a combination of the foregoing methods.

The fair value of stock options granted was estimated at the date of grant using the Black-Scholes options pricing model. We used the following assumptions for determining the fair value of options granted under the Black-Scholes option pricing model:

	Year Ended September 30,
	2012	2011
Expected volatility	36% -278%	N/A
Expected term	1 - 3 Years	N/A
Risk-free interest rate	0.17% - 0.62%	N/A
Forfeiture Rate	0% - 45%	N/A
Expected dividend yield	0%	N/A

The expected volatility was determined with reference to the historical volatility of our stock. We use historical data to estimate option exercise, employee termination, and forfeiture rate within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury rate in effect at the time of grant.

For the year ended September 30, 2012, total stock-based compensation charged to operations for option-based arrangements amounted to $59,226. At September 30, 2012, there was approximately $336,181 of total unrecognized compensation expense related to non-vested option-based compensation arrangements under the Plan.

A summary of the status of our outstanding stock options as of September 30, 2012 and changes during the period ending on that date is as follows:

	Year Ended September 30,			Year Ended September 30,
	2012			2011
		Weighted			Weighted
		Average	Aggregate		Average	Aggregate
		Exercise	Intrinsic		Exercise	Intrinsic
		Price	Value		Price	Value
Stock options
Balance at beginning of year	4,104,487	$0.375		11,604,404	$0.27	$
Granted	8,079,185	0.079		-	$-	-
Exercised	(1,532,325)	$0.167		(6,791,361)	$0.19	-
Forfeited	(2,298,162)	$0.554		(708,556)	$0.50
Balance at end of year	8,353,185	$0.0773	$	4,104,487	$0.375	$184,493

Options exercisable at end of year	1,307,333	$0.0649	$	3,647,720	$0.40	$155,252

Weighted average fair value of options granted during the year		$0.079			$-

The following table summarizes information about employee stock options outstanding at September 30, 2012:

	Options Outstanding			Options Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	September 30,	Contractual	Exercise	September 30,	Exercise
Price	2012	Life	Price	2012	Price
$0.001-0.25	8,328,185	3.79 Years	$0.0764	1,282,333	$0.06
0.30-0.48	25,000	0.47 Years	0.37	25,000	0.37
	8,353,185		$0.077	1,307,333	$0.065